Prepayments and Other Assets, Net	6 Months Ended
Jun. 30, 2025
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

5. PREPAYMENTS AND OTHER ASSETS, NET

Prepayments and other assets consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Security deposit	2,660	2,188	305
Prepaid advertising and promotion expenses	-	9,313	1,300
Prepaid financial consulting expenses	-	14,327	2,000
Technology transfer license fee	18,100	16,500	2,303
Others	1,485	544	77
Prepayments and other assets	22,245	42,872	5,985
Less: other receivable- a related party	(738)	-	-
Less: long-term prepayments	(18,698)	(16,979)	(2,370)
Less: allowance for credit losses	(183)	(175)	(24)
Prepayments and other current assets, net	2,626	25,718	3,591